UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.


                [LOGO]   CHARTWELL U.S. EQUITY FUND
                         CHARTWELL SMALL CAP VALUE FUND

                          ANNUAL REPORT TO SHAREHOLDERS
                                OCTOBER 31, 2005

                         THE ADVISORS' INNER CIRCLE FUND

                This information must be preceded or accompanied
                            by a current prospectus.

                      Investors should read the prospectus
                           carefully before investing.

                           CHARTWELL U.S. EQUITY FUND

Dear Shareholders:

The Chartwell U.S. Equity Fund (the "Fund") underperformed the S&P 500 Index for the year ending October 31, 2005, delivering a return of 3.71% (net, Institutional Class) versus 8.72% for the index. It was a period of tremendous cross currents with spiking oil and commodity prices and rising short term interest rates, all of which produced numerous worries over the trajectory in corporate profit growth. Rising oil prices began to affect the consumer, especially those of modest means. Manufacturing input costs rose and squeezed profit margins. European economic activity was weak which caused many multinational companies to miss revenue targets. The net result of all this was a narrow market environment where energy and utility stocks did very well while most other groups languished. When companies in these neglected groups performed according to plan, their stock prices barely budged. When they did not and missed earnings projections, there was greater than average downside risk in individual stock prices. This backdrop was a continuation of the trend we described in our semi-annual letter six months ago. The reversal we were anticipating has taken longer to materialize but showed some signs of doing so late in the last month.

An unusual combination of negative sector allocation and stock selection slowed the Fund's performance. We structurally underweight utilities and energy due to their slow growth and volatile earnings characteristics and this worked against us. We overweighted industrial conglomerates thinking that the capital spending environment would be a positive driver. Unfortunately, Europe was a headwind and the group as a whole underperformed. Our stock selection in consumer, financial and technology was responsible for much of the rest of the underperformance.

The stock selection issue can be analyzed a couple of ways. First, except for Tyco International, Diebold, and CDW, our large positions performed decently but disappointed us in that when reporting strong quarters they did not appreciate as we would have hoped. This was the case for United Technologies, General Electric, and Accenture. Much of the negative contribution came from smaller positions whose fundamentals we felt were a little less certain and ultimately gave us a surprising amount of downside. Fossil, Alberto-Culver, McCormick & Co., Pactiv, and Columbia Sportswear are examples of this. Many of our stocks in between these two extremes simply treaded water, lagging the averages by a few percent but in the aggregate weighing down performance. Second, in the overall market smaller stocks have continued to outperform large ones for longer than we would have thought given the Federal Reserve's rising interest rate policy. From mid 2004, we have put more assets in larger cap stocks because we felt that when analyzing company growth, valuation, and risk they were a better value than our usual mid cap holdings. This has proven to be premature.

We think so many things worked against us in the last year that it is to be expected that even normalization would work to our benefit. In our opinion, even if oil prices stay high they are about where they were one year ago. Thus, the earnings comparisons for energy companies will get tougher as we go into 2006 and the market will be forced to look elsewhere for growth. The Fund is positioned for an increase in investor confidence where our holdings in industrials, technology and financials should outperform utilities and energy. The market as a whole has spent the better part of 2005 in a tight trading range while earnings have risen. As the Fed finishes it's tightening monetary policy and eliminates the uncertainty of higher rates, stock prices should catch up to earnings. Further, at this point in the earnings cycle companies which can deliver better than 10% earnings growth consistently should be more valuable. Franchise companies such as this, especially in the large cap area have been underperforming for several years now as other sectors have been exhibiting greater operating leverage and profit growth. During the year, companies such as Automatic Data Processing ("ADP") and Cisco Systems which normally haven't been in our buyable universe became inexpensive enough for us to take sizeable positions.

The recent earnings season has been quite positive for us as large holdings like American International Group, Omnicom Group, ADP, PepsiCo, Affiliated Computer Services, and Microsoft (which paid an extraordinary dividend of $3/share in late 2004 -- a significant portion of the period's income) responded well to their profit reports. We look for stocks such as these to be driving our performance in 2006.

/s/ George H. Burwell

George H. Burwell, CFA
Managing Partner & Portfolio Manager

                           CHARTWELL U.S. EQUITY FUND

        Comparison of change in the value of a $10,000 Investment in the Chartwell U.S.Equity Fund versus the S&P 500 Index, Russell 1000 Index and Lipper Large Cap Core Classification

  [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

           U.S. Equity Fund,   S&P 500                       Lipper Large Cap
             Advisor Class      Index   Russell 1000 Index  Core Classification
          -------------------  -------  ------------------  -------------------
3/1/02           10,000         10,000       10,000               10,000
10/02             7,276          8,088        8,108                8,082
10/03             8,683          9,771        9,918                9,543
10/04             9,545         10,691       10,843               10,143
10/5              9,878         11,624       11,978               10,990

           U.S. Equity Fund,   S&P 500                       Lipper Large Cap
          Institutional Class   Index   Russell 1000 Index  Core Classification
          -------------------  -------  ------------------  -------------------
10/1/99          10,000         10,000       10,000               10,000
10/99            10,290         10,633       10,672               10,564
10/00            10,891         11,281       11,639               11,558
10/01             9,949          8,472        8,608                8,669
10/02             7,859          7,192        7,351                7,302
10/03             9,382          8,687        8,992                8,622
10/04            10,332          9,506        9,831                9,163
10/05            10,715         10,335       10,860                9,928

                              AVERAGE ANNUAL RETURN
                        FOR PERIOD ENDED OCTOBER 31, 2005
--------------------------------------------------------------------------------
                                                                        Since
                               1 Year       3 Year       5 Year       Inception*
--------------------------------------------------------------------------------
Advisor Class                  3.49%        10.73%        n/a         (0.34)%
--------------------------------------------------------------------------------
Institutional Class            3.71%        10.89%       (0.32)%       1.15%
--------------------------------------------------------------------------------

The performance data quoted herein represents past performance, and the return and value of an investment in the Fund will fluctuate so that, when redeemed, the Fund shares may be worth less than its original cost. The Fund's performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the Advisor had not limited certain expenses, the Fund's total return would have been lower.

* Advisor Class Shares were offered beginning March 1, 2002, and
  Institutional Class Shares were offered beginning October 1, 1999.

                         CHARTWELL SMALL CAP VALUE FUND

Dear Shareholders:

Although the small cap market has experienced great volatility throughout 2005, the one year period ending October 31, 2005 registered positive results. The sell-off of the first quarter of 2005 abruptly ended as stocks were oversold and earnings reports were encouraging enough to ignite a rally beginning in the 2nd quarter.

Small cap value stocks have begun to lose leadership as small cap growth is showing signs of earnings recovery and leadership. Large cap stocks continue to experience multiple compressions.

Within small cap value, the leadership continues to be energy followed by capital spending and utilities. With the tragedy of Katrina, Rita and Wilma, the already limited refining and petrochemical capacity was exacerbated and pushed energy and other byproduct prices much higher. With healthy corporate balance sheets, capital spending in infrastructure (energy, building materials, refining, etc...) seems to be on a multi-year cycle. Lastly, utility stocks have rebounded as they have been bought for yield or are getting "back to basics" after the debacle into energy trading early this decade.

Our total return for the one year period ending October 31, 2005 was 12.82% (net, Institutional Class) versus 13.04% for the Russell 2000 Value Index benchmark. On a relative basis, the best performing groups were REIT's, financial services and energy. REIT's outperformed due to solid stock selection led by BioMed Realty Trust, an owner of biopharmaceutical space and Gramercy Capital, a specialty REIT that invests in real estate projects through whole loan or senior subordinated investments. Financial's were led by strong stock selection in the property & casualty group led by Argonaut Group. Good stock selection in regional banks and an underweight in savings & loans helped performance. Lastly, our stock selection in energy continues its' strong run with out performance led by Foundation Coal Holdings, a miner of coal in the Appalachian's. An overweight in oil field services aided performance. On the weak side of the ledger, consumer services and business services underperformed for this period. Consumer stocks were hurt by poor stock selection led by
Carmike Cinemas, Fossil and O'Charleys. The business service sector underperformed as SIRVA, a relocation moving company reported accounting problems in its insurance subsidiary.

As the economic cycle matures, we believe companies with recurring cash flows will outperform, thus supporting our high quality approach. We appreciate your support and thank you for the trust you have placed in us.

/s/ David C. Dalrymple

David C. Dalrymple, CFA
Managing Partner & Portfolio Manager

                         CHARTWELL SMALL CAP VALUE FUND

        Comparison of change in the value of a $10,000 Investment in the
            Chartwell Small Cap Value Fund versus the S&P 500 Index,
       Russell 2000 Value Index and Lipper Small Cap Value Classification

  [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                                                                    Lipper
         Small Cap Value Fund,    S&P 500       Russell 2000    Small Cap Value
             Advisor Class         Index         Value Index     Classification
         ---------------------    -------       ------------    ----------------
3/1/02          $10,000           $10,000          $10,000          $10,000
10/02             8,140             8,088            8,406            8,514
10/03            10,076             9,771           11,793           11,749
10/04            11,739            10,691           13,914           13,697
10/05            13,209            11,624           15,728           15,561

                                                                     Lipper
         Small Cap Value Fund,    S&P 500       Russell 2000     Small Cap Value
          Institutional Class      Index         Value Index      Classification
         ---------------------    -------       ------------     ---------------
10/1/99         $10,000           $10,000          $10,000          $10,000
10/99             9,810            10,633            9,800            9,813
10/00            12,902            11,281           11,495           11,612
10/01            13,712             8,472           12,501           12,710
10/02            13,269             7,192           12,185           12,423
10/03            16,462             8,687           17,094           17,144
10/04            19,236             9,506           20,170           19,986
10/05            21,702            10,335           22,800           22,706


                              AVERAGE ANNUAL RETURN
                        FOR PERIOD ENDED OCTOBER 31, 2005
--------------------------------------------------------------------------------
                                                                        Since
                                     1 Year     3 Year     5 Year     Inception*
--------------------------------------------------------------------------------
Advisor Class                        12.52%     17.51%       n/a        7.89%
--------------------------------------------------------------------------------
Institutional Class                  12.82%     17.82%     10.96%      13.59%
--------------------------------------------------------------------------------
The performance data quoted herein represents past performance, and the return and value of an investment in the Fund will fluctuate so that, when redeemed, the Fund shares may be worth less than its original cost. The Fund's performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the Advisor had not limited certain expenses, the Fund's total return would have been lower.

* Advisor Class Shares were offered beginning March 1, 2002, and
  Institutional Class Shares were offered beginning October 1, 1999.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
October 31, 2005

SECTOR WEIGHTINGS (UNAUDITED)+:

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

Commercial Services                11.61%
Computers & Services               10.47%
Medical Products & Services        10.18%
Retail                              7.27%
Financial Services                  7.09%
Food, Beverage & Tobacco            5.78%
Banks                               5.75%
Insurance                           5.58%
Household Products                  4.86%
Aircraft                            4.34%
Communications                      4.33%
Petroleum Refining                  4.09%
Cash Equivalents                    3.35%
Beauty Products                     3.13%
Trucking                            2.51%
Gas/Natural Gas                     2.02%
Personal Credit Institutions        1.75%
Office Equipment & Supplies         1.59%
Autoparts                           1.43%
Electrical Services                 1.03%
Electronics Manufacturing           0.91%
Consumer Products                   0.75%
Securities Brokerage/Dealers        0.18%

+ Percentages are based on total investments.

SHARES    CHARTWELL U.S. EQUITY FUND                                   VALUE
--------------------------------------------------------------------------------
          COMMON STOCK (96.77%)
          AIRCRAFT (4.35%)
  9,595   United Technologies ...................................   $    492,032
                                                                    ------------
          AUTOPARTS (1.43%)
  1,590   ITT Industries ........................................        161,544
                                                                    ------------
          BANKS (5.76%)
  7,453   Citigroup .............................................        341,198
  5,157   Wells Fargo ...........................................        310,452
                                                                    ------------
                                                                         651,650
                                                                    ------------
          BEAUTY PRODUCTS (3.13%)
  2,680   Alberto-Culver ........................................        116,339
  4,260   Procter & Gamble ......................................        238,517
                                                                    ------------
                                                                         354,856
                                                                    ------------
          COMMERCIAL SERVICES (11.62%)
  6,685   Accenture, Cl A* ......................................        175,882
  9,260   Automatic Data Processing .............................        432,072
  1,400   Cintas ................................................         56,798
    865   Dun & Bradstreet* .....................................         54,772
  1,040   Fiserv* ...............................................         45,427
  1,885   Johnson Controls ......................................        128,274


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
October 31, 2005

SHARES    CHARTWELL U.S. EQUITY FUND (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
  5,090   Omnicom Group .........................................   $    422,267
                                                                    ------------
                                                                       1,315,492
                                                                    ------------
          COMMUNICATIONS (4.34%)
    870   Alltel ................................................        53,818
 25,045   Cisco Systems* ........................................        437,035
                                                                    ------------
                                                                         490,853
                                                                    ------------

          COMPUTERS & SERVICES (10.48%)
  4,030   Affiliated Computer Services* .........................        218,063
  2,570   CACI International, Cl A* .............................        140,168
  3,940   CDW ...................................................        222,019
  1,793   International Business Machines .......................        146,811
 17,865   Microsoft .............................................        459,130
                                                                    ------------
                                                                       1,186,191
                                                                    ------------

          CONSUMER PRODUCTS (0.75%)
   5,407  Fossil* ...............................................         84,674
                                                                    ------------
          ELECTRICAL SERVICES (1.03%)
   2,245  Exelon ................................................        116,807
                                                                    ------------
          ELECTRONICS MANUFACTURING (0.91%)
   2,585  Amphenol, Cl A ........................................        103,322
                                                                    ------------
          FINANCIAL SERVICES (7.10%)
  3,417   Freddie Mac ...........................................        209,633
  1,230   Goldman Sachs Group ...................................        155,435
  5,025   Merrill Lynch .........................................        325,318
  2,082   Morgan Stanley ........................................        113,282
                                                                    ------------
                                                                         803,668
                                                                    ------------
          FOOD, BEVERAGE & TOBACCO (5.79%)
  3,490   McCormick & Co. .......................................        105,712
  9,305   PepsiCo ...............................................        549,740
                                                                    ------------
                                                                         655,452
                                                                    ------------
          GAS/NATURAL GAS (2.03%)
  4,640   Praxair ...............................................        229,262
                                                                    ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
October 31, 2005

SHARES    CHARTWELL U.S. EQUITY FUND (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
          HOUSEHOLD PRODUCTS (4.86%)
 16,226   General Electric ......................................   $   550,224
                                                                    -----------
          INSURANCE (5.59%)
  2,275   Aflac .................................................       108,700
  8,080   American International Group ..........................       523,584
                                                                    -----------
                                                                        632,284
                                                                    -----------
          MEDICAL PRODUCTS & SERVICES (10.19%)
  2,957   Abbott Laboratories ...................................       127,299
  3,780   Charles River Laboratories International* .............       165,413
  1,940   Eli Lilly .............................................        96,592
  4,290   Fisher Scientific International* ......................       242,385
  4,450   Johnson & Johnson .....................................       278,659
  1,080   Medco Health Solutions* ...............................        61,020
  1,020   Pediatrix Medical Group* ..............................        78,601
  3,440   Thermo Electron* ......................................       103,854
                                                                    -----------
                                                                      1,153,823
                                                                    -----------
          OFFICE EQUIPMENT & SUPPLIES (1.59%)
  2,375   3M ....................................................       180,453
                                                                    -----------
          PERSONAL CREDIT INSTITUTIONS (1.75%)
  3,990   American Express ......................................       198,582
                                                                    -----------
          PETROLEUM REFINING (4.10%)
  8,266   Exxon Mobil ...........................................       464,053
                                                                    -----------
          RETAIL (7.28%)
  5,525   Home Depot ............................................       226,746
  6,295   Lowe's ................................................       382,547
  1,335   Regis .................................................        51,211
  3,450   Wal-Mart Stores .......................................       163,219
                                                                    -----------
                                                                        823,723
                                                                    -----------
          SECURITIES BROKERAGE/DEALERS (0.18%)
    548   Ameriprise Financial* .................................        20,397
                                                                    -----------
          TRUCKING (2.51%)
  3,900   United Parcel Service, Cl B ...........................       284,466
                                                                    -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
October 31, 2005

SHARES    CHARTWELL U.S. EQUITY FUND (CONCLUDED)                        VALUE
--------------------------------------------------------------------------------
          TOTAL COMMON STOCK
            (Cost $10,619,861) ..................................   $10,953,808
                                                                    -----------
          CASH EQUIVALENTS (3.35%)
122,928   SEI Daily Income Trust, Money Market Fund,
            Cl A, 3.71%+ ........................................       122,928
256,857   SEI Daily Income Trust, Prime Obligations Fund,
            Cl A, 3.68%+ ........................................       256,857
                                                                    -----------
          TOTAL CASH EQUIVALENTS
            (Cost $379,785) .....................................       379,785
                                                                    -----------
          TOTAL INVESTMENTS (100.12%)
            (Cost $10,999,646) ..................................    11,333,593
                                                                    -----------
          OTHER ASSETS AND LIABILITIES (-0.12%)
          Receivable from Advisor ...............................         6,430
          Payable for Investment Securities Purchased ...........      (163,167)
          Payable for Administration Fees .......................          (954)
          Payable for Trustees' Fees ............................          (959)
          Payable for Distribution Fees .........................            (3)
          Other Assets and Liabilities, Net .....................       144,928
                                                                    -----------
          TOTAL OTHER ASSETS AND LIABILITIES ....................       (13,725)
                                                                    -----------
          NET ASSETS (100.00%) ..................................   $11,319,868
                                                                    ===========
          NET ASSETS:
          Paid-in-Capital (unlimited authorization -- no par
            value) ..............................................   $15,321,559
          Undistributed net investment income ...................        57,675
          Accumulated net realized loss on investments ..........    (4,393,313)
          Net unrealized appreciation on investments ............       333,947
                                                                    -----------
          Net Assets ............................................   $11,319,868
                                                                    ===========
          Net Asset Value, Offering and Redemption
            Price Per Share -- Advisor Class
            ($987.49 / 100.476 shares) ..........................         $9.83
                                                                          =====
          Net Asset Value, Offering and Redemption
            Price Per Share -- Institutional Class
            ($11,318,881 / 1,146,371 shares) ....................         $9.87
                                                                          =====

*     Non-income producing security

+     Rate shown is the 7-day yield as of October 31, 2005.

Cl -- Class

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
October 31, 2005

SECTOR WEIGHTINGS (UNAUDITED)+:

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

Banks                                    10.04%
Real Estate Investment Trusts             8.72%
Insurance                                 8.35%
Machinery                                 6.83%
Computers & Services                      6.66%
Semi-Conductors/Instruments               4.80%
Medical Products & Services               4.33%
Petroleum & Fuel Products                 4.12%
Electrical Services                       4.09%
Consumer Products                         4.01%
Cash Equivalents                          3.99%
Aerospace & Defense                       3.03%
Apparel/Textiles                          2.68%
Retail                                    2.62%
Gas/Natural Gas                           2.30%
Electrical Equipment                      2.20%
Commercial Services                       1.95%
Building & Construction Supplies          1.89%
Metals                                    1.80%
Communications                            1.62%
Personal Credit Institutions              1.58%
Financial Services                        1.45%
Glass Products                            1.41%
Chemicals                                 1.29%
Automotive                                1.23%
Telephones & Telecommunications           1.16%
Environmental Services                    1.10%
Steel & Steel Works                       0.97%
Beauty Products                           0.94%
Broadcasting, Newspapers & Advertising    0.79%
Business Services                         0.76%
Coal Mining                               0.73%
Marine Transportation                     0.56%

+ Percentages are based on total investments.

SHARES    CHARTWELL SMALL CAP VALUE FUND                               VALUE
--------------------------------------------------------------------------------
          COMMON STOCK (96.86%)
          AEROSPACE & DEFENSE (3.05%)
 26,027   AAR* ..................................................   $   414,610
 14,052   BE Aerospace* .........................................       254,763
                                                                    -----------
                                                                        669,373
                                                                    -----------
          APPAREL/TEXTILES (2.70%)
 10,424   Gymboree* .............................................       184,505
  4,937   Oxford Industries .....................................       243,147
  7,275   Warnaco Group* ........................................       164,997
                                                                    -----------
                                                                        592,649
                                                                    -----------
          AUTOMOTIVE (1.24%)
  7,303   GATX ..................................................       272,913
                                                                    -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
October 31, 2005

SHARES    CHARTWELL SMALL CAP VALUE FUND (CONTINUED)                   VALUE
--------------------------------------------------------------------------------
          BANKS (10.13%)
  7,194   Citizens Banking ......................................   $   209,705
 15,850   Commercial Capital Bancorp ............................       254,551
  6,301   Cullen/Frost Bankers ..................................       332,819
  7,479   First Midwest Bancorp .................................       284,352
 16,950   Gold Banc .............................................       251,199
 11,647   Signature Bank* .......................................       337,763
 10,350   Sterling Financial* ...................................       259,164
  8,011   United Bankshares .....................................       292,401
                                                                    -----------
                                                                      2,221,954
                                                                    -----------
          BEAUTY PRODUCTS (0.95%)
  9,568   Elizabeth Arden* ......................................       207,339
                                                                    -----------
          BROADCASTING, NEWSPAPERS & ADVERTISING (0.80%)
  6,050   Entercom Communications* ..............................       174,663
                                                                    -----------
          BUILDING & CONSTRUCTION SUPPLIES (1.91%)
  4,008   Chemed ................................................       192,705
 10,275   Griffon* ..............................................       226,050
                                                                    -----------
                                                                        418,755
                                                                    -----------
          BUSINESS SERVICES (0.76%)
 16,421   Source Interlink* .....................................       167,166
                                                                    -----------
          CHEMICALS (1.30%)
  5,971   Agrium ................................................       126,645
  8,868   Olin ..................................................       158,560
                                                                    -----------
                                                                        285,205
                                                                    -----------
          COAL MINING (0.73%)
  4,289   Foundation Coal Holdings ..............................       160,837
                                                                    -----------
          COMMERCIAL SERVICES (1.96%)
  3,572   EMCOR Group* ..........................................       217,892
 18,515   Quanta Services* ......................................       212,737
                                                                    -----------
                                                                        430,629
                                                                    -----------
          COMMUNICATIONS (1.63%)
  9,662   Anixter International* ................................       358,267
                                                                    -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
October 31, 2005

SHARES    CHARTWELL SMALL CAP VALUE FUND (CONTINUED)                    VALUE
--------------------------------------------------------------------------------
          COMPUTERS & SERVICES (6.72%)
 10,750   Hutchinson Technology* ................................    $   266,600
  5,925   Hyperion Solutions* ...................................        286,533
 11,775   Internet Security Systems* ............................        290,018
 20,388   NetIQ* ................................................        244,452
 16,225   Perot Systems, Cl A* ..................................        224,879
 14,225   RSA Security* .........................................        162,165
                                                                     -----------
                                                                       1,474,647
                                                                     -----------
          CONSUMER PRODUCTS (4.04%)
 12,271   Fossil* ...............................................        192,164
  7,458   Jarden* ...............................................        252,006
 19,950   Playtex Products* .....................................        267,130
  5,010   RC2* ..................................................        175,250
                                                                     -----------
                                                                         886,550
                                                                     -----------
          ELECTRICAL EQUIPMENT (2.22%)
  5,625   Lincoln Electric Holdings .............................        222,581
  7,050   Rogers* ...............................................        263,318
                                                                     -----------
                                                                         485,899
                                                                     -----------
          ELECTRICAL SERVICES (4.13%)
 53,650   Aquila* ...............................................        189,921
 19,971   CMS Energy* ...........................................        297,768
  7,774   NorthWestern ..........................................        231,276
  7,372   PNM Resources .........................................        186,880
                                                                     -----------
                                                                         905,845
                                                                     -----------
          ENVIRONMENTAL SERVICES (1.12%)
 19,222   Casella Waste Systems, Cl A* ..........................        244,504
                                                                     -----------
          FINANCIAL SERVICES (1.47%)
  7,575   Jefferies Group .......................................        321,634
                                                                     -----------
          GAS/NATURAL GAS (2.32%)
  8,915   Laclede Group .........................................        266,559
  7,009   Northwest Natural Gas .................................        242,511
                                                                     -----------
                                                                         509,070
                                                                     -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
October 31, 2005

SHARES    CHARTWELL SMALL CAP VALUE FUND (CONTINUED)                    VALUE
--------------------------------------------------------------------------------
          GLASS PRODUCTS (1.42%)
 19,038   Apogee Enterprises ....................................    $   311,842
                                                                     -----------
          INSURANCE (8.43%)
  4,843   AmerUs Group ..........................................        286,318
  6,475   Arch Capital Group* ...................................        320,512
 12,765   Argonaut Group* .......................................        372,227
 13,150   Aspen Insurance Holdings ..............................        318,099
  6,425   RLI ...................................................        345,344
  8,363   Scottish Re Group .....................................        205,312
                                                                     -----------
                                                                       1,847,812
                                                                     -----------
          MACHINERY (6.89%)
  4,254   Albany International, Cl A ............................        164,332
  9,150   Briggs & Stratton .....................................        292,617
  7,775   Crane .................................................        240,714
  7,850   Global Imaging Systems* ...............................        279,539
 19,199   Global Power Equipment Group* .........................        120,378
 11,074   Kadant* ...............................................        186,043
 14,615   RBC Bearings* .........................................        228,286
                                                                     -----------
                                                                       1,511,909
                                                                     -----------
          MARINE TRANSPORTATION (0.56%)
  4,370   American Commercial Lines* ............................        122,884
                                                                     -----------
          MEDICAL PRODUCTS & SERVICES (4.37%)
  9,756   Amsurg* ...............................................        231,705
  6,400   Diagnostic Products ...................................        269,440
  3,684   LabOne* ...............................................        161,617
  3,824   Pediatrix Medical Group* ..............................        294,678
                                                                     -----------
                                                                         957,440
                                                                     -----------
          METALS (1.82%)
 15,777   Crown Holdings* .......................................        255,903
  7,275   Novelis ...............................................        143,390
                                                                     -----------
                                                                         399,293
                                                                     -----------
          PERSONAL CREDIT INSTITUTIONS (1.59%)
 12,325   Advanta, Cl B .........................................        349,660
                                                                     -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
October 31, 2005

SHARES    CHARTWELL SMALL CAP VALUE FUND (CONTINUED)                    VALUE
--------------------------------------------------------------------------------
          PETROLEUM & FUEL PRODUCTS (4.16%)
 16,700   Key Energy Services* ..................................    $   225,826
  4,783   SEACOR Holdings* ......................................        342,606
 11,312   W-H Energy Services* ..................................        342,754
                                                                     -----------
                                                                         911,186
                                                                     -----------
          REAL ESTATE INVESTMENT TRUSTS (8.80%)
  2,200   Alexandria Real Estate Equities .......................        177,870
  8,242   BioMed Realty Trust ...................................        206,132
 15,697   Cedar Shopping Centers ................................        220,072
  3,875   Centerpoint Properties Trust ..........................        176,545
  9,215   First Potomac Realty Trust ............................        233,508
 13,157   Gramercy Capital ......................................        310,374
 11,543   Innkeepers USA Trust ..................................        180,071
  6,949   Reckson Associates Realty .............................        243,910
  8,728   U-Store-It Trust ......................................        182,066
                                                                     -----------
                                                                       1,930,548
                                                                     -----------
          RETAIL (2.64%)
 10,216   Big 5 Sporting Goods ..................................        226,591
  5,575   Insight Enterprises* ..................................        114,399
  6,198   Regis .................................................        237,755
                                                                     -----------
                                                                         578,745
                                                                     -----------
          SEMI-CONDUCTORS/INSTRUMENTS (4.85%)
 24,003   AMIS Holdings* ........................................        267,393
  9,075   Benchmark Electronics* ................................        254,917
 27,950   Integrated Device Technology* .........................        276,146
 33,547   Mattson Technology* ...................................        264,686
                                                                     -----------
                                                                       1,063,142
                                                                     -----------
          STEEL & STEEL WORKS (0.98%)
  6,950   Steel Dynamics ........................................        215,242
                                                                     -----------
          TELEPHONES & TELECOMMUNICATIONS (1.17%)
 23,311   Alaska Communications Systems Group ...................        256,188
                                                                     -----------
          TOTAL COMMON STOCK
            (Cost $19,373,958) ..................................     21,243,790
                                                                     -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
October 31, 2005

SHARES    CHARTWELL SMALL CAP VALUE FUND (CONCLUDED)                    VALUE
--------------------------------------------------------------------------------
          CASH EQUIVALENTS (4.03%)
410,467   SEI Daily Income Trust, Money Market Fund,
            Cl A, 3.71%+ ........................................   $   410,467
472,870   SEI Daily Income Trust, Prime Obligations Fund,
            Cl A, 3.68%+ ........................................       472,870
                                                                    -----------
          TOTAL CASH EQUIVALENTS
            (Cost $883,337) .....................................       883,337
                                                                    -----------
          TOTAL INVESTMENTS (100.89%)
            (Cost $20,257,295) ..................................    22,127,127
                                                                    -----------
          OTHER ASSETS AND LIABILITIES (-0.89%)
          Payable for Investment Securities Purchased ...........      (540,297)
          Payable for Advisory Fees .............................           (73)
          Payable for Administration Fees .......................        (1,834)
          Payable for Trustees' Fees ............................        (2,021)
          Other Assets and Liabilities, Net .....................       350,211
                                                                    -----------
          TOTAL OTHER ASSETS AND LIABILITIES ....................      (194,014)
                                                                    -----------
          NET ASSETS (100.00%) ..................................   $21,933,113
                                                                    ===========

          NET ASSETS:
          Paid-in-Capital (unlimited authorization -- no par
            value) ..............................................   $17,000,963
          Undistributed net investment income ...................        33,862
          Accumulated net realized gain on investments ..........     3,028,456
          Net unrealized appreciation on investments ............     1,869,832
                                                                    -----------
          Net Assets ............................................   $21,933,113
                                                                    ===========
          Net Asset Value, Offering and Redemption
            Price Per Share -- Advisor Class
            ($1,320.67 / 79.656 shares) .........................   $     16.58
                                                                    ===========
          Net Asset Value, Offering and Redemption
            Price Per Share -- Institutional Class
            ($21,931,792 / 1,315,023 shares)                        $     16.68
                                                                    ===========

*     Non-income producing security

+     Rate shown is the 7-day yield as of October 31, 2005.

Cl -- Class

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS                          THE ADVISORS' INNER CIRCLE FUND


                                                                    CHARTWELL
                                                                   U.S. EQUITY
                                                                       FUND
-------------------------------------------------------------------------------
                                                                       YEAR
                                                                      ENDED
                                                                   OCTOBER 31,
                                                                       2005
-------------------------------------------------------------------------------

Investment Income:
   Dividend Income ............................................   $   190,482
   Interest Income ............................................        12,934
   Less: Foreign Taxes Withheld ...............................          (260)
-------------------------------------------------------------------------------
      Total Investment Income .................................       203,156
-------------------------------------------------------------------------------
Expenses:
   Advisory Fees (Note 5) .....................................        58,071
   Administration Fees (Note 4) ...............................        11,614
   Distribution Fees -- Advisor Class (Note 4) ................             3
   Professional Fees ..........................................        29,293
   Transfer Agent Fees ........................................        26,227
   Printing Fees ..............................................         8,705
   Trustee Fees ...............................................         5,194
   Custodian Fees .............................................         3,050
   Registration Fees ..........................................           803
   Other Expenses .............................................         5,619
-------------------------------------------------------------------------------
   Total Expenses .............................................       148,579
-------------------------------------------------------------------------------
      Less: Advisory Fee Waiver (Note 5) ......................       (58,071)
            Reimbursement of Advisory Fees ....................        (3,438)
-------------------------------------------------------------------------------
   Total Net Expenses .........................................        87,070
-------------------------------------------------------------------------------
   Net Investment Income ......................................       116,086
-------------------------------------------------------------------------------
Realized and Unrealized Gain on Investments:
   Net Realized Gain on Investments ...........................        63,962
   Net Change in Unrealized Appreciation on Investments .......       220,960
-------------------------------------------------------------------------------
   Net Realized and Unrealized Gain on Investments ............       284,922
-------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations .......   $   401,008
===============================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS                          THE ADVISORS' INNER CIRCLE FUND


                                                                  CHARTWELL
                                                               SMALL CAP VALUE
                                                                    FUND
------------------------------------------------------------------------------
                                                                    YEAR
                                                                   ENDED
                                                                 OCTOBER 31,
                                                                    2005
------------------------------------------------------------------------------
Investment Income:
   Dividend Income ........................................   $   306,579
   Interest Income ........................................        27,656
   Less: Foreign Tax Withheld .............................          (413)
------------------------------------------------------------------------------
      Total Investment Income .............................       333,822
------------------------------------------------------------------------------
Expenses:
   Advisory Fees (Note 5) .................................       204,066
   Administration Fees (Note 4) ...........................        25,508
   Distribution Fees - Advisor Class (Note 4) .............             3
   Professional Fees ......................................        72,208
   Transfer Agent Fees ....................................        28,018
   Printing Fees ..........................................        22,680
   Trustee Fees ...........................................        12,733
   Custodian Fees .........................................         9,410
   Registration Fees ......................................         1,905
   Other Expenses .........................................        13,695
------------------------------------------------------------------------------
   Total Expenses .........................................       390,226
------------------------------------------------------------------------------
      Less: Advisory Fee Waiver (Note 5) ..................      (109,623)
------------------------------------------------------------------------------
   Total Net Expenses .....................................       280,603
------------------------------------------------------------------------------
      Net Investment Income ...............................        53,219
------------------------------------------------------------------------------
Realized and Unrealized Gain/(Loss) on Investments:
   Net Realized Gain on Investments .......................     3,668,082(1)
   Net Change in Unrealized Depreciation on Investments ...      (841,848)
------------------------------------------------------------------------------
   Net Realized and Unrealized Gain on Investments ........     2,826,234
------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations ...   $ 2,879,453
==============================================================================
(1) Includes realized gain of $616,269 due to in-kind redemption (see Note 9).

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS               THE ADVISORS' INNER CIRCLE FUND


                                                   CHARTWELL U.S. EQUITY FUND
                                                --------------------------------
                                                     YEAR              YEAR
                                                     ENDED             ENDED
                                                  OCTOBER 31,       OCTOBER 31,
                                                     2005              2004
--------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income ......................   $   116,086     $    38,759
   Net Realized Gain on Investments ...........        63,962         811,421
   Net Change in Unrealized Appreciation/
     (Depreciation) on Investments ............       220,960          (6,172)
--------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING FROM
     OPERATIONS ...............................       401,008         844,008
--------------------------------------------------------------------------------
DIVIDENDS:
   Net Investment Income:
     Advisor Class ............................            (6)            (26)
     Institutional Class ......................       (91,439)       (274,312)
--------------------------------------------------------------------------------
   TOTAL DIVIDENDS ............................       (91,445)       (274,338)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 7):
   Issued
     Advisor Class ............................            --              --
     Institutional Class ......................       961,317       8,277,440(1)
   In Lieu of Cash Distributions
     Advisor Class ............................             6              26
     Institutional Class ......................        64,744         270,928
   Redeemed
     Advisor Class ............................            --              --
     Institutional Class ......................      (920,890)     (6,834,378)
--------------------------------------------------------------------------------
   Net Increase in Net Assets from
     Capital Share Transactions ...............       105,177       1,714,016
--------------------------------------------------------------------------------
   TOTAL INCREASE IN NET ASSETS ...............       414,740       2,283,686
--------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Year ..........................    10,905,128       8,621,442
--------------------------------------------------------------------------------
   END OF YEAR* ...............................   $11,319,868     $10,905,128
================================================================================

* Includes undistributed net investment income of $57,675 and $33,034 for the year ended October 31, 2005, and the year ended October 31, 2004, respectively.
(1) Includes subscriptions as a result of an in-kind transfer of securities (see Note 9).

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS               THE ADVISORS' INNER CIRCLE FUND


                                                 CHARTWELL SMALL CAP VALUE FUND
                                                --------------------------------
                                                      YEAR           YEAR
                                                     ENDED           ENDED
                                                  OCTOBER 31,     OCTOBER 31,
                                                      2005           2004
--------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income ......................   $    53,219     $    24,669
   Net Realized Gain on Investments ...........     3,668,082(1)    4,768,509
   Net Change in Unrealized Depreciation on
     Investments ..............................      (841,848)       (646,374)
--------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING FROM
     OPERATIONS ...............................     2,879,453       4,146,804
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income:
     Advisor Class ............................            --            (286)
     Institutional Class ......................       (22,823)        (69,858)
   Net Realized Capital Gain:
     Advisor Class ............................          (170)             --
     Institutional Class ......................    (3,934,233)             --
--------------------------------------------------------------------------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ..........    (3,957,226)        (70,144)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 7):
   Issued
     Advisor Class ............................            --         165,129
     Institutional Class ......................       862,168       1,395,515
   In Lieu of Cash Distribution
     Advisor Class ............................           170             288
     Institutional Class ......................     3,954,929          53,872
   Redeemed
     Advisor Class ............................            --        (319,355)
     Institutional Class ......................    (9,497,952)(2)  (3,684,481)
--------------------------------------------------------------------------------
   Net Decrease in Net Assets from Capital
     Share Transactions .......................    (4,680,685)     (2,389,032)
--------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ....    (5,758,458)      1,687,628
--------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Year ..........................    27,691,571      26,003,943
--------------------------------------------------------------------------------
   END OF YEAR* ...............................   $21,933,113     $27,691,571
================================================================================

* Includes undistributed net investment income of $33,862 and $3,466 for the year ended October 31, 2005, and the year ended October 31, 2004, respectively.

(1) Includes realized gain of $616,269 due to in-kind redemption (see Note 9).

(2) Includes redemptions as a result of an in-kind transfer of securities (see
    Note 9).

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CHARTWELL U.S. EQUITY FUND                       THE ADVISORS' INNER CIRCLE FUND

FINANCIAL HIGHLIGHTS
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                           ADVISOR CLASS
                                         ---------------------------------------------------------------------------------
                                              YEAR               YEAR       DECEMBER 7,       SEPTEMBER 1,       MARCH 1,
                                              ENDED              ENDED        2002 TO           2002 TO          2002++ TO
                                           OCTOBER 31,        OCTOBER 31,   OCTOBER 31,       DECEMBER 6,       AUGUST 31,
                                              2005               2004           2003             2002*             2002
                                         ------------         -----------   ------------      ------------     -----------
Net Asset Value,
   Beginning of Period ...............   $       9.55         $      8.95   $       8.16      $       8.64     $     10.57
                                         ------------         -----------   ------------      ------------     -----------
Income from
   Investment Operations:
      Net Investment Income ..........           0.07(2)(3)          0.03           0.11(2)           0.04            0.05
      Net Realized and Unrealized
         Gain/(Loss) on Investments ..           0.27(2)             0.84           0.88(2)          (0.52)          (1.98)
                                         ------------         -----------   ------------      ------------     -----------
Total from Investment Operations .....           0.34                0.87           0.99             (0.48)          (1.93)
                                         ------------         -----------   ------------      ------------     -----------
Less Dividends:
      Net Investment Income ..........          (0.06)              (0.27)         (0.20)               --              --
                                         ------------         -----------   ------------      ------------     -----------
Total Dividends ......................          (0.06)              (0.27)         (0.20)               --              --
                                         ------------         -----------   ------------      ------------     -----------
Net Asset Value, End of Period .......   $       9.83         $      9.55   $       8.95      $       8.16     $      8.64
                                         ============         ===========   ============      ============     ===========
TOTAL RETURN+(1) .....................           3.49%               9.92%         12.46%            (5.56)%        (18.26)%
                                         ============         ===========   ============      ============     ===========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .......................   $          1         $         1   $          1      $          1     $         1
Ratio of Expenses to
   Average Net Assets:
   Before Expense Waiver
      and/or Reimbursement ...........           1.50%               1.49%          1.47%**           1.81%**         1.53%**
   After Expense Waiver
      and/or Reimbursement ...........           1.00%               1.00%          1.00%**           1.00%**         1.00%**
Ratio of Net Investment
   Income to Average Net Assets:
   After Expense Waiver
      and/or Reimbursement ...........           0.69%(3)            0.29%          1.54%**           2.12%**         1.14%**
Portfolio Turnover Rate ..............          66.18%             157.00%        183.74%            65.60%         190.54%

 +    Not Annualized.
++    Commencement of operations for Advisor Class.
 *    After the close of business on December 6, 2002, the Advisors' Inner Circle Fund Chartwell Large Cap Core Fund acquired the assets of the AST Chartwell Large Cap Value Fund. The operations of the Advisors' Inner Circle Fund Chartwell Large Cap Core
      Fund prior to the acquisition were those of the predecessor fund, AST Chartwell Large Cap Value Fund. See Note 1 in Notes to
      Financial Statements.
**    Annualized.
(1)   Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns would have been lower had certain fees not been waived and/or expenses assumed by the Advisor during the periods indicated.
(2)   Per share net investment income and net realized and unrealized gain/(loss) calculated using average shares.
(3)   Net investment income per share and the ratio of net investment income to average net assets include $0.04 and 0.40%, respectively, resulting from an extraordinary dividend from Microsoft in November 2004.

Amounts designated as "--" are $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CHARTWELL U.S. EQUITY FUND                       THE ADVISORS' INNER CIRCLE FUND

FINANCIAL HIGHLIGHTS
                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                             INSTITUTIONAL CLASS
                                         ---------------------------------------------------------------------------------------
                                              YEAR               YEAR       DECEMBER 7,   SEPTEMBER 1,      YEAR         YEAR
                                             ENDED               ENDED        2002 TO       2002 TO        ENDED        ENDED
                                          OCTOBER 31,          OCTOBER 31,  OCTOBER 31,   DECEMBER 6,    AUGUST 31,   AUGUST 31,
                                              2005                2004         2003          2002*          2002         2001
                                         ------------        -------------  -----------   ------------   ----------   ----------
Net Asset Value,
   Beginning of Period ...............   $       9.59        $        8.99  $      8.19   $       8.67   $    10.38   $    10.63
                                         ------------        -------------  -----------   ------------   ----------   ----------
Income from
   Investment Operations:
      Net Investment Income ..........           0.10(2)(3)           0.04         0.13(2)        0.05         0.14         0.04
      Net Realized and
         Unrealized Gain/(Loss)
         on Investments ..............           0.26(2)              0.85         0.87(2)       (0.53)       (1.75)       (0.23)
                                         ------------        -------------  -----------   ------------   ----------   ----------
Total from Investment
   Operations ........................           0.36                 0.89         1.00          (0.48)       (1.61)       (0.19)
                                         ------------        -------------  -----------   ------------   ----------   ----------
Less Dividends and
   Distributions:
      Net Investment Income ..........          (0.08)               (0.29)       (0.20)            --        (0.10)       (0.03)
      Net Realized Gain ..............             --                   --           --             --           --        (0.03)
                                         ------------        -------------  -----------   ------------   ----------   ----------
Total Dividends and
   Distributions .....................          (0.08)               (0.29)       (0.20)            --        (0.10)       (0.06)
                                         ------------        -------------  -----------   ------------   ----------   ----------
Net Asset Value, End of Period .......   $       9.87        $        9.59  $      8.99   $       8.19   $     8.67   $    10.38
                                         ============        =============  ===========   ============   ==========   ==========
TOTAL RETURN+(1) .....................           3.71%               10.12%       12.54%         (5.54)%     (15.65)%      (1.85)%
                                         ============        =============  ===========   ============   ==========   ==========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .......................   $     11,319        $      10,904  $     8,620   $     18,597   $   20,053   $   27,477
Ratio of Expenses to
   Average Net Assets:
   Before Expense Waiver and/or
      Reimbursement ..................           1.28%                1.24%        1.22%**        1.56%**      1.22         1.18%
   After Expense Waiver and/or
      Reimbursement ..................           0.75%                0.75%        0.75%**        0.75%**      0.75         0.75%
Ratio of Net Investment
   Income to Average Net Assets:
   After Expense Waiver and/or
      Reimbursement ..................           1.00%(3)             0.54%       1.79%**         2.37%**      1.40         1.18%
Portfolio Turnover Rate ..............          66.18%              157.00%     183.74%          65.60%      190.54       173.68%

 +    Not Annualized

 *    After the close of business on December 6, 2002, the Advisors' Inner Circle Fund Chartwell Large Cap Core Fund acquired the assets of the AST Chartwell Large Cap Value Fund. The operations of the Advisors' Inner Circle Fund Chartwell Large Cap Core
      Fund prior to the acquisition were those of the predecessor fund, AST Chartwell Large Cap Value Fund. See Note 1 in Notes to
      Financial Statements.

**    Annualized.

(1)   Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns would have been lower had certain fees not been waived and/or expenses assumed by the Advisor during the periods indicated.

(2)   Per share net investment income and net realized and unrealized gain/(loss) calculated using average shares.

(3)   Net investment income per share and the ratio of net investment income to average net assets include $0.04 and 0.40%, respectively, resulting from an extraordinary dividend from Microsoft in November 2004.

Amounts designated as "--" are $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CHARTWELL SMALL CAP VALUE FUND                   THE ADVISORS' INNER CIRCLE FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              ADVISOR CLASS
                                         -------------------------------------------------------------------------------------
                                             YEAR               YEAR            DECEMBER 7,      SEPTEMBER 1,        MARCH 1,
                                             ENDED              ENDED             2002 TO          2002 TO          2002++ TO
                                          OCTOBER 31,        OCTOBER 31,        OCTOBER 31,      DECEMBER 6,        AUGUST 31,
                                              2005              2004               2003             2002*             2002
                                         -------------     --------------       -----------     -------------      -----------
Net Asset Value,
   Beginning of Period ...............   $       17.00     $        14.61       $     12.70     $       12.98      $     14.83
                                         -------------     --------------       -----------     -------------      -----------
Income from
   Investment Operations:
      Net Investment Income/(Loss) ...            0.01(2)           (0.01)(2)          0.01              0.01            (0.01)
      Net Realized and Unrealized
         Gain/(Loss) on Investments ..            2.03(2)            2.42(2)           2.18             (0.29)           (1.84)
                                         -------------     --------------       -----------     -------------      -----------
Total from Investment Operations .....            2.04               2.41              2.19             (0.28)           (1.85)
                                         -------------     --------------       -----------     -------------      -----------
Less Dividends and Distributions:
      Net Investment Income ..........              --              (0.02)            (0.04)               --               --
      Net Realized Gain ..............           (2.46)                --             (0.24)               --               --
                                         -------------     --------------       -----------     -------------      -----------
Total Dividends and Distributions ....           (2.46)             (0.02)            (0.28)               --               --
                                         -------------     --------------       -----------     -------------      -----------
Net Asset Value, End of Period .......   $       16.58     $        17.00       $     14.61     $       12.70      $     12.98
                                         =============     ==============       ===========     =============      ===========
TOTAL RETURN+(1) .....................           12.52%             16.50%            17.65%            (2.16)%         (12.47)%
                                         =============     ==============       ===========     =============      ===========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .......................   $           1     $            1       $       132     $         113      $       100
   Ratio of Expenses to
      Average Net Assets:
Before Expense Waiver
   and/or Reimbursement ..............            1.83%              1.56%             1.68%**           2.43%**          2.40%**
After Expense Waiver
   and/or Reimbursement ..............            1.35%              1.35%             1.35%**           1.35%**          1.35%**
Ratio of Net Investment
   Income/(Loss) to Average Net Assets:
After Expense Waiver
   and/or Reimbursement ..............            0.04%             (0.15)%            0.10%**           0.33%**         (0.14)%**
Portfolio Turnover Rate ..............          102.85%            128.32%            84.00%            18.39%           52.09%

 +    Not Annualized.

++    Commencement of operations for Advisor Class.

 *    After the close of business on December 6, 2002, the Advisors' Inner Circle Fund Chartwell Small Cap Value Fund acquired the assets of the AST Chartwell Small Cap Value Fund. The operations of the Advisors' Inner Circle Fund Chartwell Small Cap Value
      Fund prior to the acquisition were those of the predecessor fund, AST Chartwell Small Cap Value Fund. See Note 1 in Notes to
      Financial Statements.

**    Annualized.

(1)   Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns would have been lower had certain fees not been waived and/or expenses assumed by the Advisor during the periods indicated.

(2)   Per share net investment income/(loss) and net realized and unrealized gain/(loss) calculated using average shares.


Amounts designated as "--" are $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CHARTWELL SMALL CAP VALUE FUND                   THE ADVISORS' INNER CIRCLE FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        INSTITUTIONAL CLASS
                                      ------------------------------------------------------------------------------------
                                           YEAR          YEAR       DECEMBER 7,    SEPTEMBER 1,       YEAR         YEAR
                                          ENDED          ENDED        2002 TO        2002 TO         ENDED        ENDED
                                       OCTOBER 31,    OCTOBER 31,   OCTOBER 31,    DECEMBER 6,     AUGUST 31,   AUGUST 31,
                                           2005          2004          2003           2002*           2002         2001
                                      ------------    -----------   -----------    ------------    ----------   ----------
Net Asset Value,
   Beginning of Period ............   $      17.06    $     14.64   $     12.71    $      12.97    $    14.51   $    12.75
                                      ------------    -----------   -----------    ------------    ----------   ----------
Income from
   Investment Operations:
      Net Investment Income .......           0.03(2)        0.02(2)       0.03            0.02          0.04         0.07
      Net Realized and
         Unrealized Gain/(Loss)
         on Investments ...........           2.06(2)        2.44(2)       2.18           (0.28)        (0.93)        2.33
                                      ------------    -----------   -----------    ------------    ----------   ----------
Total from Investment
   Operations .....................           2.09           2.46          2.21           (0.26)        (0.89)        2.40
                                      ------------    -----------   -----------    ------------    ----------   ----------
Less Dividends and
   Distributions:
      Net Investment Income .......          (0.01)         (0.04)        (0.04)             --         (0.04)       (0.05)
      Net Realized Gain ...........          (2.46)            --         (0.24)             --         (0.61)       (0.59)
                                      ------------    -----------   -----------    ------------    ----------   ----------
Total Dividends and
   Distributions ..................          (2.47)         (0.04)        (0.28)             --         (0.65)       (0.64)
                                      ------------    -----------   -----------    ------------    ----------   ----------
Net Asset Value, End of Period ....   $      16.68    $     17.06   $     14.64    $      12.71    $    12.97   $    14.51
                                      ============    ===========   ===========    ============    ==========   ==========
TOTAL RETURN+(1) ..................          12.82%         16.85%        17.81%          (2.00)%       (6.40)%      19.20%
                                      ============    ===========   ===========    ============    ==========   ==========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ....................   $     21,932    $    27,691   $    25,872    $     16,120    $   12,734   $    6,307
Ratio of Expenses to
   Average Net Assets:
   Before Expense Waiver and/or
      Reimbursement ...............           1.51%          1.31%         1.43%**         2.18%**       2.19%        3.31%
   After Expense Waiver and/or
      Reimbursement ...............           1.10%          1.10%         1.10%**         1.10%**       1.10%        1.10%
Ratio of Net Investment
   Income to Average Net Assets:
   After Expense Waiver and/or
      Reimbursement ...............           0.21%          0.10%         0.35%**         0.58%**       0.28%        0.62%
Portfolio Turnover Rate ...........         102.85%        128.32%        84.00%          18.39%        52.09%       68.13%

 +    Not Annualized.

 *    After the close of business on December 6, 2002, the Advisors' Inner Circle Fund Chartwell Small Cap Value Fund
      acquired the assets of the AST Chartwell Small Cap Value Fund. The operations of the Advisors' Inner Circle Fund
      Chartwell Small Cap Value Fund prior to the acquisition were those of the predecessor fund, AST Chartwell Small Cap
      Value Fund. See Note 1 in Notes to Financial Statements.

**    Annualized.

(1)   Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns would have been lower had certain fees not been waived and/or expenses assumed by the Advisor during the periods indicated.

(2)   Per share net investment income and net realized and unrealized gain/(loss) calculated using average shares.

Amounts designated as "--" are $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
October 31, 2005

NOTE 1 - ORGANIZATION

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 38 funds. The financial statements herein are those of the Chartwell U.S. Equity Fund (formerly the Chartwell Large Cap Core Fund) and the Chartwell Small Cap Value Fund (individually a "Fund", collectively the "Funds"). The financial statements of the remaining Funds are not presented herein, but are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

On November 25, 2002, the shareholders of the AST Chartwell Large Cap Value Fund and AST Chartwell Small Cap Value Fund (the "AST Portfolios") voted to approve a tax-free Reorganization of the AST Portfolios through a transfer of assets valued at $18,598,239 and shares of 2,270,869 to The Advisors' Inner Circle Fund Chartwell U.S. Equity Fund and transfer of asset valued at $16,232,986 and shares of 1,277,622 to the Chartwell Small Cap Value Fund. The Reorganization took place after close of business on December 6, 2002.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.

      USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION: Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent,

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
October 31, 2005

      third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      CLASSES: Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net assets.

      EXPENSES: Expenses that are directly related to one of the Funds are charged to the Fund. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America. Dividends from net investment income, if any, are declared and paid to shareholders annually for each of the Funds. Any net realized capital gains are distributed to shareholders at least annually.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
October 31, 2005

NOTE 3 - TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

NOTE 4 - ADMINISTRATION, DISTRIBUTION AND TRANSFER AGENT AGREEMENTS

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee of 0.10% of the Funds' aggregate average daily net assets of the first $250 million and 0.09% of the Funds' aggregate average daily net assets in excess of $250 million of the Funds, subject to a minimum of $180,000. For purposes of this calculation, the assets and fees paid include those of the Chartwell Dividend and Income Fund, Inc., a fund whose financials are presented separately.

The Trust and Distributor are parties to a Distribution Agreement. Under the distribution plan (the "Plan"), the Distributor may receive up to 0.25% of each Fund's average daily net assets attributable to Advisor Class shares as compensation for distribution and services pursuant to Rule 12b-1 of the 1940 Act. The Distributor will not receive any compensation for the distribution of Institutional Class shares of the Funds.

Forum Shareholder Services, LLC (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement.

NOTE 5 - INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS

Chartwell Investment Partners (the "Advisor") provides the Funds with investment management services under an Investment Advisory Agreement with the Trust. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by each Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.50% based upon the Funds' average daily net assets of the Chartwell U.S. Equity Fund and 0.80% based upon the Funds' average daily net assets of the Chartwell Small Cap Value Fund. For the period ended October 31, 2005, the Chartwell U.S. Equity Fund and the Chartwell Small Cap Value Fund incurred $58,071 and $204,066, respectively, in Advisory Fees.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
October 31, 2005

The Funds are responsible for their own operating expenses. The Advisor has agreed to reduce fees payable to it, by each Fund, and to pay each Fund's operating expenses to the extent necessary to limit each Fund's aggregate annual operating expenses to 1.00% of average daily net assets for the Chartwell U.S. Equity Fund - Advisor Class, 0.75% for the Chartwell U.S. Equity Fund -Institutional Class, 1.35% for the Chartwell Small Cap Value Fund - Advisor Class and 1.10% for the Chartwell Small Cap Value Fund - Institutional Class. Any such reductions made by the Advisor in its fees or payment of expenses which are a Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years, if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund's expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, during the sixth and seventh year of the Fund's operations, respectively. Any such reimbursement is also contingent upon the Board's review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to a Fund's payment of current ordinary operating expenses. For the year ended October 31, 2005, the Advisor reduced its fees and/or reimbursed Fund expenses in the amount of $61,509 for the Chartwell U.S. Equity Fund and $109,623 for the Chartwell Small Cap Value Fund, including reimbursements to the Advisor in the amount of $3,438. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $315,134 for the Chartwell U.S. Equity Fund and $355,920 for the Chartwell Small Cap Value Fund at October 31, 2005. Accumulative expenses subject to recapture expire as follows:

                            CHARTWELL     CHARTWELL
                           U.S. EQUITY    SMALL CAP
                   YEAR       FUND        VALUE FUND
                   ----    -----------    ----------
                   2006    $ 222,164       $190,381
                   2007       34,899         55,916
                   2008       58,071        109,623

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
October 31, 2005

NOTE 6 - INVESTMENT TRANSACTIONS

For the year ended October 31, 2005, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Chartwell U.S. Equity Fund were $7,655,400 and $7,280,798, respectively. For the year ended October 31, 2005, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Chartwell Small Cap Value Fund were $25,316,011 and $33,510,453, respectively. There were no purchases or sales of long-term U.S. Government securities.

NOTE 7 - SHARE TRANSACTIONS

                                                     CHARTWELL U.S. EQUITY FUND
                                                     --------------------------
                                                          YEAR         YEAR
                                                         ENDED        ENDED
                                                       OCTOBER 31,  OCTOBER 31,
                                                          2005         2004
-------------------------------------------------------------------------------
SHARE TRANSACTIONS
Advisor Class Shares:
   Issued ........................................              --          --
   In Lieu of Cash Distributions .................              --           3
   Redeemed ......................................              --          --
-------------------------------------------------------------------------------
     Net Increase in Advisor
     Class Shares ................................              --           3
-------------------------------------------------------------------------------
Institutional Class Shares:
   Issued ........................................          96,935     869,398+
   In Lieu of Cash Distributions .................           6,341      30,613
   Redeemed ......................................         (93,766)   (722,403)
-------------------------------------------------------------------------------
     Net Increase in Institutional
     Class Shares ................................           9,510     177,608
===============================================================================
     Net Increase in Shares ......................           9,510     177,611
===============================================================================

+ Includes subscriptions as a result of an in-kind transfer of securities
  (see Note 9).

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
October 31, 2005

                                          CHARTWELL SMALL CAP VALUE FUND
                                          ------------------------------
                                              YEAR               YEAR
                                             ENDED              ENDED
                                           OCTOBER 31,        OCTOBER 31,
                                              2005               2004
------------------------------------------------------------------------
SHARE TRANSACTIONS:
Advisor Class Shares:
   Issued .............................          --              10,854
   In Lieu of Cash Distributions ......          11                  18
   Redeemed ...........................          --             (19,830)
------------------------------------------------------------------------
     Net Increase/(Decrease) in Advisor
     Class Shares .....................          11              (8,958)
------------------------------------------------------------------------
Institutional Class Shares:
   Issued .............................      54,474              85,897
   In Lieu of Cash Distributions ......     246,086               3,526

   Redeemed ...........................    (608,538)+          (233,775)
------------------------------------------------------------------------
     Net Decrease in Institutional
     Class Shares .....................    (307,978)           (144,352)
========================================================================
     Net Decrease in Shares ...........    (307,967)           (153,310)
========================================================================

+ Includes redemptions as a result of an in-kind transfer of securities (see
  Note 9).

NOTE 8 - FEDERAL TAX INFORMATION

It is the Funds' intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
October 31, 2005

Permanent book and tax differences, have been reclassified to/from the following accounts as of October 31, 2005.

                                           ACCUMULATED
                                             REALIZED
                         PAID-IN-CAPITAL      GAIN
                         ---------------   -----------
Chartwell Small Cap
   Value Fund ........      $ 616,269      $  (616,269)

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the last two years were as follows:

                                   ORDINARY      LONG TERM
                                    INCOME     CAPITAL GAIN      TOTAL
                                 -----------   ------------   -----------
CHARTWELL U.S. EQUITY FUND
   2005 ......................   $    91,445   $         --   $    91,445
   2004 ......................       274,338             --       274,338

CHARTWELL SMALL CAP VALUE FUND
   2005 ......................   $ 1,691,600   $  2,265,626   $ 3,957,226
   2004 ......................        70,144             --        70,144

As of October 31, 2005, the components of Distributable Earnings (Accumulated Losses) were as follows:

                                            CHARTWELL     CHARTWELL
                                           U.S. EQUITY    SMALL CAP
                                              FUND        VALUE FUND
                                          ------------   -----------
Undistributed Ordinary Income .........   $     57,675   $ 1,441,681
Undistributed Long Term Capital Gain ..             --     1,683,334
Capital Loss Carryforwards ............     (4,386,396)           --
Net Unrealized Appreciation ...........        327,030     1,807,135
                                          ------------   -----------

Total Distributable Earnings
   (Accumulated Losses) ...............   $ (4,001,691)  $ 4,932,150
                                          ============   ===========

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
October 31, 2005

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains. During the year ended October 31, 2005, Chartwell U.S. Equity Fund utilized $51,981 of capital loss carryforwards to offset capital gains.

As of October 31, 2005, the Chartwell U.S. Equity Fund had capital loss carryforwards expiring as follows:

                                                                     CHARTWELL
                                                                    U.S. EQUITY
                                                                       FUND
                                                                   ------------
2009 ...........................................................   $   (423,813)
2010 ...........................................................     (3,523,423)
2011 ...........................................................       (439,160)
                                                                   ------------
                                                                   $ (4,386,396)
                                                                   ============

For Federal income tax purposes, the cost of securities owned at October 31, 2005, and the net realized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at October 31, 2005, were as follows:

                                     CHARTWELL      CHARTWELL
                                    U.S. EQUITY     SMALL CAP
                                       FUND        VALUE FUND
                                   ------------   ------------
Federal tax cost ................  $ 11,006,563   $ 20,319,992
                                   ------------   ------------
Gross unrealized appreciation ...       663,519      2,672,408
Gross unrealized depreciation ...      (336,489)      (865,273)
                                   ------------   ------------
Net unrealized appreciation .....  $    327,030   $  1,807,135
                                   ============   ============
NOTE 9 - IN-KIND TRANSACTIONS

During the year ended October 31, 2005, Chartwell Small Cap Value Fund redeemed 392,636 shares of beneficial interest in exchange for securities valued at $5,944,512 with a realized gain of $616,269.

During the year ended October 31, 2004, Chartwell U.S. Equity Fund issued 26,073 shares of beneficial interest in exchange for an investor's assets valued at $249,255.

NOTES TO FINANCIAL STATEMENTS                    THE ADVISORS' INNER CIRCLE FUND
October 31, 2005

NOTE 10 - OTHER

At October 31, 2005, 82% of total shares outstanding were held by three record shareholders in the Chartwell U.S. Equity Fund and 53% of total shares outstanding were held by four record shareholders in the Chartwell Small Cap Value Fund.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

NOTE 11 - SUBSEQUENT EVENT (UNAUDITED)

The Board has selected Ernst & Young LLP (E&Y) to serve as the Funds' independent registered public accounting firm for the Funds' fiscal year ended October 31, 2006. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on November 14, 2005. During the Funds' fiscal years ended October 31, 2005 and October 31, 2004, neither the Trust, its portfolios, nor anyone on their behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds' financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Funds' current auditor, KPMG LLP. The dismissal of KPMG LLP, the Funds' current independent registered public accounting firm, effective upon its completion of its audits for the fiscal year ended October 31, 2005 and to select E&Y was recommended by the Trust's Audit Committee and approved by the Trust's Board of Trustees. KPMG LLP's report on the Funds' financial statements for the fiscal years ended October 31, 2005 and October 31, 2004 contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Funds' fiscal years ended October 31, 2005 and October 31, 2004, (i) there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG LLP, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Funds' financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Trustees of
Chartwell U.S. Equity Fund and
Chartwell Small Cap Value Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Chartwell U.S. Equity Fund (formerly the Chartwell Large Cap Core Fund) and Chartwell Small Cap Value Funds (the "Funds"), two of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2005, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period ended October 31, 2005 and the period from December 7, 2002 through October 31, 2003. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods ending December 6, 2002, and prior, were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements in their report dated February 4, 2003.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Chartwell U.S. Equity (formerly the Chartwell Large Cap Core Fund) and Chartwell Small Cap Value Funds of The Advisors' Inner Circle Fund as of October 31, 2005, the results of their operations for the year then ended, the statements of changes in their net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the two-year period then ended, and the period from December 7, 2002 through October 31, 2003, in conformity with U.S. generally accepted accounting principles.

                                    KPMG LLP

Philadelphia, Pennsylvania
December 22, 2005

                      This page intentionally left blank.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term

                                                                            TERM OF
                                             POSITION(S)                   OFFICE AND
           NAME, ADDRESS,                    HELD WITH                     LENGTH OF
              AGE(1)                         THE TRUST                   TIME SERVED(2)
---------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS

ROBERT A. NESHER                               Chairman                  (Since 1991)
59 yrs. old                                 of the Board
                                             of Trustees
---------------------------------------------------------------------------------------------------
WILLIAM M. DORAN                               Trustee                   (Since 1992)
1701 Market Street
Philadelphia, PA 19103
65 yrs. old

---------------------------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-845-3885. The following chart lists Trustees and Officers as of November 15, 2005.

                                              NUMBER OF
                                             PORTFOLIOS
                                          IN THE ADVISORS'
                                          INNER CIRCLE FUND
       PRINCIPAL OCCUPATION(S)               OVERSEEN BY             OTHER DIRECTORSHIPS
         DURING PAST 5 YEARS                BOARD MEMBER           HELD BY BOARD MEMBER(3)
---------------------------------------------------------------------------------------------------
Currently performs various services              38          Trustee of The Advisors' Inner Circle
on behalf of SEI Investments for                             Fund II, Bishop Street Funds, SEI
which Mr. Nesher is compensated.                             Asset Allocation Trust, SEI Daily
Executive Vice President of SEI                              Income Trust, SEI Index Funds,
Investments,1986-1994. Director and                          SEI Institutional International Trust,
Executive Vice President of the                              SEI Institutional Investments Trust,
Administrator and the Distributor,                           SEI Institutional Managed Trust,
1981-1994.                                                   SEI Liquid Asset Trust, SEI Tax
                                                             Exempt Trust, SEI Opportunity
                                                             Master Fund, L.P., SEI Opportunity
                                                             Fund, L.P., SEI Absolute Return
                                                             Master Fund, L.P., SEI Absolute
                                                             Return Fund, L.P., SEI Global
                                                             Master Fund, PLC, SEI Global
                                                             Assets Fund, PLC, SEI Global
                                                             Investments Fund, PLC, SEI
                                                             Investments Global, Limited, SEI
                                                             Investments-Global Fund Services,
                                                             Limited, SEI Investments (Europe)
                                                             Ltd., SEI Investments-Unit Trust
                                                             Management (UK) Limited, and SEI
                                                             Global Nominee Ltd.
---------------------------------------------------------------------------------------------------
Self-employed consultant since 2003.             38          Director of SEI Investments Company
Partner, Morgan, Lewis & Bockius                             and SEI Investments Distribution Co.,
LLP (law firm) from 1976-2003,                               SEI Investments-Global Fund
counsel to the Trust, SEI Investments,                       Services,Limited, SEI Investments
the Administrator and the Distributor.                       (Europe), Limited, SEI Investments
Director of SEI Investments since 1974;                      (Asia) Limited, SEI Asset Korea Co.,
Secretary of SEI Investments since 1978.                     Ltd., Trustee of The Advisors' Inner
                                                             Circle Fund II, SEI Investments, SEI
                                                             Asset Allocation Trust, SEI Daily
                                                             Income Trust, SEI Index Funds, SEI
                                                             Institutional International Trust, SEI
                                                             Institutional Investments Trust, SEI
                                                             Institutional Managed Trust, SEI
                                                             Liquid Asset Trust and SEI Tax
                                                             Exempt Trust.

---------------------------------------------------------------------------------------------------
3 Directorships of companies required to report to the Securities and Exchange Commission under the
  Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                             TERM OF
                                             POSITION(S)                    OFFICE AND
            NAME, ADDRESS,                   HELD WITH                      LENGTH OF
                AGE(1)                       THE TRUST                    TIME SERVED(2)
---------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS

JOHN T. COONEY                                 Trustee                      (Since 1993)
78 yrs. old
---------------------------------------------------------------------------------------------------
EUGENE B. PETERS                               Trustee                      (Since 1993)
76 yrs. old
---------------------------------------------------------------------------------------------------
JAMES M. STOREY                                Trustee                      (Since 1994)
74 yrs. old
---------------------------------------------------------------------------------------------------
GEORGE J. SULLIVAN, JR.                        Trustee                      (Since 1999)
63 yrs. old

---------------------------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company,
  1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                               NUMBER OF
                                              PORTFOLIOS
                                           IN THE ADVISORS'
                                          INNER CIRCLE FUND
      PRINCIPAL OCCUPATION(S)                OVERSEEN BY              OTHER DIRECTORSHIPS
        DURING PAST 5 YEARS                  BOARD MEMBER           HELD BY BOARD MEMBER(3)
---------------------------------------------------------------------------------------------------
Vice Chairman of Ameritrust Texas                38          Trustee of The Advisors' Inner Circle
N.A., 1989-1992, and MTrust Corp.,                           Fund II.
1985-1989.
---------------------------------------------------------------------------------------------------
Private investor from 1987 to present.           38          Trustee of The Advisors' Inner Circle
Vice President and Chief Financial                           Fund II.
Officer, Western Company of North
America (petroleum service company),
1980-1986. President of Gene Peters
and Associates (import company),
1978-1980. President and Chief
Executive Officer of Jos. Schlitz
Brewing Company before 1978.
---------------------------------------------------------------------------------------------------
Attorney, Solo Practitioner since 1994.          38          Trustee of The Advisors' Inner Circle
Partner, Dechert (law firm),                                 Fund II, SEI Asset Allocation Trust,
September 1987-December 1993.                                SEI Daily Income Trust, SEI Index
                                                             Funds, SEI Institutional International
                                                             Trust, SEI Institutional Investments
                                                             Trust, SEI Institutional Managed
                                                             Trust, SEI Liquid Asset Trust, SEI Tax
                                                             Exempt Trust and U.S. Charitable
                                                             Gift Trust.
---------------------------------------------------------------------------------------------------
Chief Executive Officer, Newfound                38          Trustee, State Street Navigator
Consultants, Inc. since April 1997.                          Securities Lending Trust, since 1995.
General Partner, Teton Partners,L.P.,                        Trustee of The Fulcrum Trust.
June 1991-December 1996; Chief                               Trustee of The Advisors' Inner Circle
Financial Officer, Nobel Partners,                           Fund II, SEI Asset Allocation Trust,
L.P., March 1991-December 1996;                              SEI Daily Income Trust, SEI Index
Treasurer and Clerk, Peak Asset                              Funds, SEI Institutional International
Management, Inc., since 1991.                                Trust, SEI Institutional Investments
                                                             Trust, SEI Institutional Managed
                                                             Trust, SEI Liquid Asset Trust, SEI
                                                             Tax Exempt Trust, SEI Opportunity
                                                             Master Fund, L.P., SEI Absolute
                                                             Return Fund, L.P. and SEI
                                                             Opportunity Fund, L.P.
---------------------------------------------------------------------------------------------------
3 Directorships of companies required to report to the Securities and Exchange Commission under the
  Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

                                       39

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                   TERM OF
                                       POSITION(S)               OFFICE AND
        NAME, ADDRESS,                  HELD WITH                 LENGTH OF
            AGE(1)                      THE TRUST              TIME SERVED(2)
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)

BETTY L. KRIKORIAN                       Trustee                (Since 2005)
62 yrs. old

--------------------------------------------------------------------------------
CHARLES E. CARLBOM                       Trustee                (Since 2005)
71 yrs. old

--------------------------------------------------------------------------------
MITCHELL A. JOHNSON                      Trustee                (Since 2005)
63 yrs. old

--------------------------------------------------------------------------------
OFFICERS

JAMES F. VOLK, CPA                      President               (Since 2003)
43 yrs. old

--------------------------------------------------------------------------------
MICHAEL LAWSON                          Controller              (Since 2005)
45 yrs. old                             and Chief
                                    Financial Officer

--------------------------------------------------------------------------------
WILLIAM E. ZITELLI                        Chief                 (Since 2004)
37 yrs. old                            Compliance
                                         Officer

--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

      TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                             NUMBER OF
                                            PORTFOLIOS
                                         IN THE ADVISORS'
                                           INNER CIRCLE
                                              FUND
    PRINCIPAL OCCUPATION(S)                 OVERSEEN BY            OTHER DIRECTORSHIPS
      DURING PAST 5 YEARS                  BOARD MEMBER           HELD BY BOARD MEMBER(3)
----------------------------------------------------------------------------------------------
Self-Employed Legal and Financial               38           Trustee of The Advisors' Inner
Services Consultant since 2003.                              Circle Fund II.
In-house Counsel, State Street
Bank Global Securities and Cash
Operations from 1995 to 2003.
----------------------------------------------------------------------------------------------
Self-Employed Business Consultant,              38           Director, Crown Pacific, Inc. and
Business Project Inc. since 1997.                            Trustee of The Advisors' Inner
CEO and President, United Grocers                            Circle Fund II.
Inc. from 1997 to 2000.
----------------------------------------------------------------------------------------------
Retired.                                        38           Director, Federal Agricultural
                                                             Mortgage Corporation. Trustee of
                                                             The Advisors' Inner Circle Fund
                                                             II.
----------------------------------------------------------------------------------------------

Senior Operations Officer, SEI                  N/A                        N/A
Investments, Fund Accounting and
Administration since 1996; Assistant
Chief Accountant for the U.S.
Securities and Exchange
Commission from 1993-1996.
----------------------------------------------------------------------------------------------

Director, SEI Investments, Fund                 N/A                        N/A
Accounting since July 2005. Manager,
SEI Investments AVP from April 1995
to February 1998 and November 1998
to July 2005.
----------------------------------------------------------------------------------------------

Vice President and Assistant Secretary          N/A                        N/A
of SEI Investments and Vice President
and Assistant Secretary of SEI
Investments Global Funds Services
from 2000-2004; Vice President,
Merrill Lynch & Co. Asset Management
Group from 1998-2000; Associate at
Pepper Hamilton LLP from 1997-1998.

----------------------------------------------------------------------------------------------
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                               TERM OF
                                  POSITION(S)                 OFFICE AND
   NAME, ADDRESS,                  HELD WITH                   LENGTH OF
       AGE(1)                      THE TRUST                  TIME SERVED
--------------------------------------------------------------------------------
OFFICERS (CONTINUED)

JAMES NDIAYE                     Vice President              (Since 2004)
37 yrs. old                      and Secretary

--------------------------------------------------------------------------------
TIMOTHY D. BARTO                 Vice President              (Since 2000)
37 yrs. old                      and Assistant
                                   Secretary

--------------------------------------------------------------------------------
PHILIP T. MASTERSON              Vice President              (Since 2004)
41 yrs. old                      and Assistant
                                   Secretary

--------------------------------------------------------------------------------
NICOLE WELCH                      AML Officer                (Since 2005)
28 yrs. old

--------------------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

      TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                             NUMBER OF
                                            PORTFOLIOS
                                         IN THE ADVISORS'
                                           INNER CIRCLE
                                              FUND
    PRINCIPAL OCCUPATION(S)                 OVERSEEN BY             OTHER DIRECTORSHIPS
      DURING PAST 5 YEARS                     OFFICER                  HELD BY OFFICER
----------------------------------------------------------------------------------------------
Employed by SEI Investments Company             N/A                         N/A
since 2004. Vice President, Deutsche
Asset Management from 2003-2004.
Associate, Morgan, Lewis & Bockius
LLP from 2000-2003. Counsel,
Assistant Vice President, ING Variable
Annuities Group from 1999-2000.
----------------------------------------------------------------------------------------------
General Counsel, Vice President and             N/A                         N/A
Secretary of SEI Investments Global
Funds Services since 1999; Associate,
Dechert (law firm) from 1997-1999;
Associate, Richter, Miller & Finn
(law firm) from 1994-1997.
----------------------------------------------------------------------------------------------
Employed by SEI Investments Company             N/A                         N/A
since 2004. General Counsel, CITCO
Mutual Fund Services from 2003-2004.
Vice President and Associate Counsel,
Oppenheimer Funds from 2001-2003
and Vice President and Assistant
Counsel from 1997-2001.
----------------------------------------------------------------------------------------------
Assistant Vice President and AML                N/A                         N/A
Compliance Officer of SEI Investments
since January 2005. Compliance
Analyst at TD Waterhouse from January
2004 to November 2004. Senior
Compliance Analyst at UBS Financial
Services from October 2002 to January
2004. Knowledge Management Analyst at
PricewaterhouseCoopers Consulting
from September 2000 to October 2002.
----------------------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

--------------------------------------------------------------------------------
                                  BEGINNING    ENDING                    EXPENSE
                                   ACCOUNT     ACCOUNT     ANNUALIZED     PAID
                                    VALUE       VALUE        EXPENSE     DURING
                                   5/1/05      10/31/05      RATIOS      PERIOD*
--------------------------------------------------------------------------------
CHARTWELL U.S. EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Advisor Class                    $1,000.00    $1,039.10       1.00%       $5.14
Institutional Class              $1,000.00    $1,038.90       0.75%       $3.85
HYPOTHETICAL 5% RETURN
Advisor Class                    $1,000.00    $1,020.16       1.00%       $5.09
Institutional Class              $1,000.00    $1,021.42       0.75%       $3.82
--------------------------------------------------------------------------------
CHARTWELL SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Advisor Class                    $1,000.00    $1,099.50       1.35%       $7.14
Institutional Class              $1,000.00    $1,100.30       1.10%       $5.82
HYPOTHETICAL 5% RETURN
Advisor Class                    $1,000.00    $1,018.40       1.35%       $6.87
Institutional Class              $1,000.00    $1,019.66       1.10%       $5.60
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period shown).

NOTICE TO SHAREHOLDERS (UNAUDITED)

For shareholders that do not have an October 31, 2005 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2005 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2005, the Funds are designating the following items with regard to distributions paid during the year.

                                                                             DIVIDEND
                                                                         QUALIFYING FOR
                        LONG TERM         ORDINARY                       CORPORATE DIVIDENDS    QUALIFYING
                       CAPITAL GAIN        INCOME           TOTAL            RECEIVABLE          DIVIDEND
                      DISTRIBUTIONS    DISTRIBUTIONS    DISTRIBUTIONS       DEDUCTION (1)       INCOME (2)
                      -------------    -------------    -------------    -------------------    -----------
Chartwell
   U.S. Equity Fund        0.00%          100.00%          100.00%             100.00%            100.00%

Chartwell
   Small Cap
   Value Fund             57.25%           42.75%          100.00%              14.06%             13.59%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of "Ordinary Income Distributions."

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by the law.

     The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2005. Complete information will be computed and reported in conjunction with your 2005 Form 1099-DIV.

SHAREHOLDERS VOTING RESULTS (UNAUDITED)

At a special meeting held on February 18, 2005, the shareholders of the Advisors' Inner Circle Fund voted on the proposal to elect Trustees of the Trust. The results of the voting were as follows:

                                     NUMBER OF      % OF SHARES   % OF SHARES
                                      SHARES        OUTSTANDING     PRESENT
                                 -----------------  -----------   -----------
ROBERT A. NESHER
Affirmative ..................   1,968,778,879.060    83.336%       99.953%
Withheld .....................         928,748.332     0.039%        0.047%
Total ........................   1,969,707,627.392    83.375%          100%

WILLIAM M. DORAN
Affirmative ..................   1,968,769,215.571    83.335%       99.952%
Withheld .....................         938,411.821     0.040%        0.048%
Total ........................   1,969,707,627.392    83.375%          100%

JOHN T. COONEY
Affirmative ..................   1,968,445,827.062    83.322%       99.936%
Withheld .....................       1,261,800.330     0.053%        0.064%
Total ........................   1,969,707,627.392    83.375%          100%

ROBERT A. PATTERSON
Affirmative ..................   1,968,404,985.954    83.320%       99.934%
Withheld .....................       1,302,641.438     0.055%        0.066%
Total ........................   1,969,707,627.392    83.375%          100%

EUGENE B. PETERS
Affirmative ..................   1,968,506,856.025    83.324%       99.939%
Withheld .....................       1,200,771.367     0.051%        0.061%
Total ........................   1,969,707,627.392    83.375%          100%

JAMES M. STOREY
Affirmative ..................   1,968,556,832.006    83.326%       99.942%
Withheld .....................       1,150,795.386     0.049%        0.058%
Total ........................   1,969,707,627.392    83.375%          100%

GEORGE J. SULLIVAN
Affirmative ..................   1,968,795,230.525    83.337%       99.954%
Withheld .....................         912,396.867     0.038%        0.046%
Total ........................   1,969,707,627.392    83.375%          100%

BETTY L. KRIKORIAN
Affirmative ..................   1,968,754,119.096    83.335%       99.952%
Withheld .....................         953,508.296     0.040%        0.048%
Total ........................   1,969,707,627.392    83.375%          100%

CHARLES E. CARLBOM
Affirmative ..................   1,968,689,813.190    83.332%       99.948%
Withheld .....................       1,017,814.202     0.043%        0.052%
Total ........................   1,969,707,627.392    83.375%          100%

MITCHELL A. JOHNSON
Affirmative ..................   1,968,801,283.525    83.337%       99.954%
Withheld .....................         906,343.867     0.038%        0.046%
Total ........................   1,969,707,627.392    83.375%          100%

                                     NOTES

ADVISOR
Chartwell Investment Partners
1235 Westlakes Drive
Suite 400
Berwyn, PA 19312
(610) 296-1400

DISTRIBUTOR
SEI Investments Distribution Company
One Freedom Valley Drive
Oaks, PA 19456

CUSTODIAN
Wachovia Bank, N.A.
123 Broad Street
Philadelphia, PA 19109

TRANSFER AGENT
Forum Shareholder Services, LLC
Two Portland Square
Portland, ME 04101

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20004

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
KPMG LLP
1601 Market Street
Philadelphia, PA 19103

The Funds file their complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling (610) 296-1400; and (ii) on the Commission's website at http://www.sec.gov.

CIP-AR-005-1200

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were pre-         did not require                     were pre-         did not require
                                     approved          pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $340,000            N/A               N/A             $317,500            N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           N/A               N/A               N/A               N/A               N/A               N/A
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees         N/A               N/A               N/A               N/A               N/A               N/A

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Fees billed by PWC LLP related to the Trust

PWC LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $189,520            N/A               N/A             $251,280            N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           $0                $0                $0                $0            $10,780(1)        $8,500(2)
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
     (1) Includes fees for: Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI.
     (2) Includes fees for: Review of N-14 and N-1A Filings related to merger of the Independence Small Cap Fund and the John Hancock Small Cap Fund.

  (e)(1) Not applicable.

  (e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):


         --------------------------- ---------------- ---------------
                                           2005            2004
         --------------------------- ---------------- ---------------
         Audit-Related Fees                 0%              0%

         --------------------------- ---------------- ---------------
         Tax Fees                           0%              0%
         --------------------------- ---------------- ---------------
         All Other Fees                     0%              0%

         --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PWC):


         --------------------------- ---------------- ---------------
                                          2005             2004
         --------------------------- ---------------- ---------------
         Audit-Related Fees                0%              44%

         --------------------------- ---------------- ---------------
         Tax Fees                          0%               0%
         --------------------------- ---------------- ---------------
         All Other Fees                    0%               0%

         --------------------------- ---------------- ---------------

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2005 and 2004, respectively.

(g) The aggregate non-audit fees and services billed by PWC LLP for the last two fiscal years were $0 and $19,280 for 2005 and 2004, respectively.


(h) Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 ---------------------------
                                                 James F. Volk, President

Date:  December 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 ---------------------------
                                                 James F. Volk, President

Date:  December 29, 2005


By (Signature and Title)*                        /s/ Michael Lawson
                                                 ---------------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date:  December 29, 2005

* Print the name and title of each signing officer under his or her signature.